Inventories	3 Months Ended
Mar. 31, 2015
Inventory Disclosure [Abstract]
Inventories
4. Inventories
The major components of inventories were as follows:

	March 31, 2015	December 31, 2014
Petroleum products	$26,791	$30,108
Crude oil	30,043	7,266
Caustic soda	2,392	2,850
NaHS	4,573	6,603
Other	3	2
Total	$63,802	$46,829

Inventories are valued at the lower of cost or market. The market value of inventories was below recorded costs by approximately $0.2 million and $6.6 million at March 31, 2015 and December 31, 2014, respectively; therefore we reduced the value of inventory in our Unaudited Condensed Consolidated Financial Statements for this difference.